Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-41711
Entity Registrant Name	USA Rare Earth, Inc.
Entity Central Index Key	0001970622
Entity Tax Identification Number	98-1720278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 W Airport Road
Entity Address, City or Town	Stillwater
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74075
City Area Code	813
Local Phone Number	867-6155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	USAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false